Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following:

	June 30,	December 31,
	2021	2020
	(In thousands)
Computers and software	$839	$510
R&D lab equipment	609	469
Furniture and fixtures	69	40
Leasehold improvements	1,931	1,828
Total property, plant and equipment	3,448	2,847
Less accumulated depreciation and amortization	(2,229)	(1,841)
Property, plant and equipment, net	$1,219	$1,006
Depreciation expense for the six months ended June 30, 2021 and 2020 was $0.4 million and $0.3 million, respectively.
Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
	2020	2019
	(In thousands)
Computers and software	$510	$883
R&D lab equipment	469	914
Furniture and fixtures	40	101
Leasehold improvements	1,828	1,387
Total property and equipment	2,847	3,285
Less accumulated depreciation	(1,841)	(1,829)
Property and equipment, net	$1,006	$1,456
Depreciation expense for the years ended December 31, 2020 and 2019 was $1.2 million and $1.1 million, respectively.